Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,568,104	$ 2,958,293	$ 1,485
Inventories	717,679	381,002
Accounts receivable	672,664
Prepaid expenses	38,635		97,132
Total current assets	2,997,082	3,339,295	98,617
Property and equipment, net	7,809,702	2,905,037
Operating lease right of use assets, net - related-party	2,982,948	3,479,895
Operating lease right of use assets, net	343,291	140,628
Licenses, net	19,146,600	20,742,150
Customer list, net	2,015,100	2,183,025
Intellectual property, net	2,428,800	2,884,200
Goodwill	2,499,753	2,499,753
Security deposit	2,593	3,587
Total assets	40,225,869	38,177,570	98,617
Current liabilities:
Accounts payable and accrued expenses	3,616,431	2,773,894	4,948,890
Accrued payroll and related expenses	3,914,410	4,001,470	3,864,055
Contract liabilities	25,000	25,000
Advances	85,000	97,000	88,187
Non-convertible notes payable, current portion, net of unamortized debt discount of $11,724 and $0, respectively	3,242,952	228,276	159,520
Derivative liabilities		44,024,242	25,475,514
Convertible notes payable, net of unamortized debt discount of $31,255,497 and $0, respectively		6,459,469	3,186,303
Due to related parties	14,981	122,865
Operating lease obligations, current portion - related-party	2,628,118	1,427,618
Operating lease obligations, current portion	101,067	288,108
Environmental remediation		22,207
Total current liabilities	13,627,959	59,470,149	37,722,469
Operating lease obligations, less current portion - related-party	481,155	1,987,752
Operating lease obligations, less current portion	211,440	43,020
Non-convertible notes payable, net of unamortized debt discount of $289 and $0, respectively	3,412,618	24,711	60,000
PPP note payable			50,000
Total liabilities	17,733,172	61,525,632	37,832,469
Commitments and contingencies (See Note 9)
Stockholders’ deficit:
Common stock, $0.001 par value, 1,200,000,000 and 500,000,000 shares authorized; 3,331,916 and 1,661,431 shares issued and outstanding, respectively	10,712	3,332	1,661
Common stock to be issued, 8,500 and 3,024,604 shares, respectively		8	3,025
Additional paid in capital	379,049,367	275,058,282	284,420,948
Discount on preferred stock			(20,973,776)
Accumulated deficit	(356,567,382)	(298,409,685)	(301,185,712)
Total stockholders’ deficit	22,492,697	(23,348,062)	(37,733,852)
Total liabilities and stockholders’ deficit	40,225,869	38,177,570	98,617
Series Z Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock, value		1
Series X Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock, value
Series Y Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock, value			1
Series C Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock, value			1
Series A Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock, value
Series B Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock, value